Balance Sheets (FY) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' equity:
Allowance for doubtful accounts	$ 280		$ 227	$ 409
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)			0	0
Preferred stock, shares outstanding (in shares)			0	0
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares outstanding (in shares)		145,266,108
Class 1 Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			538,000,000	538,000,000
Common stock, shares issued (in shares)			92,760,478	91,420,871
Common stock, shares outstanding (in shares)			92,760,478	91,420,871	89,953,439	89,618,719
Class 2 Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			27,000,000	27,000,000
Common stock, shares issued (in shares)			8,196,622	8,196,622
Common stock, shares outstanding (in shares)			8,196,622	8,196,622	8,196,622	8,196,622